SUBSEQUENT EVENTS (Details Narrative)		1 Months Ended				3 Months Ended		12 Months Ended
	Oct. 06, 2025 USD ($) Integer $ / shares shares	Feb. 28, 2025 USD ($) shares	Jan. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Nov. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2025 $ / shares shares	Feb. 13, 2025 $ / shares	Nov. 12, 2024 shares	Aug. 10, 2023 $ / shares
Subsequent Event [Line Items]
Sale of Common Stock for cash						$ 617,279	$ 1,110,000	$ 11,850,006	$ 1,512,260
Number of warrant | shares				10,786				10,786		9,686
Shares of common stock | shares				1,629,861				1,629,861	43,353	3,501,701		225
Common stock par value | $ / shares				$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Common Stock [Member]
Subsequent Event [Line Items]
Sale of Common Stock for cash						$ 1		$ 97
Sale of Common Stock for cash, shares | shares						9,778	4,444	976,372	293
Convertible preferred stock | shares							1,111	1,111
Common stock par value | $ / shares				$ 0.0001				$ 0.0001
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Gross proceeds				$ 280,000	$ 280,000
Sale of Common Stock for cash, shares | shares				400	400
Warrants for total consideration				$ 4,000,000	$ 4,000,000
Series B Preferred Stock [Member] | Preferred Stock [Member]
Subsequent Event [Line Items]
Sale of Common Stock for cash
Convertible preferred stock | shares							150	150
Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Sale of Common Stock for cash, shares | shares								293,184
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares of common stock | shares			532,100
Subsequent Event [Member] | Separation And Distribution Agreement [Member]
Subsequent Event [Line Items]
Shares issued price per share | $ / shares											$ 0.001
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock par value | $ / shares											$ 0.0001
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Sale of Common Stock for cash, shares | shares		850	250
Warrants for total consideration		$ 8,500,000	$ 2,500,000
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Convertible preferred stock | shares			50
A I I A Sponsor Ltd [Member] | Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Number of warrant | shares	269,000
A I I A Sponsor Ltd [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Sale of Common Stock for cash	$ 2,426,901
A I I A Sponsor Ltd [Member] | Subsequent Event [Member] | Preferred Stock [Member]
Subsequent Event [Line Items]
Sale of Common Stock for cash	131,501
A I I A Sponsor Ltd [Member] | Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Sale of Common Stock for cash	$ 4,600,000
Outstanding share percentage	25.00%
A I I A Sponsor Ltd [Member] | Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Sale of Common Stock for cash	$ 269,000
A I I A Sponsor Ltd [Member] | IPO [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of initial public offering units | Integer	13,800,000
Sale of unit price per share | $ / shares	$ 10.00
Gross proceeds	$ 138,000,000
A I I A Sponsor Ltd [Member] | Private Placement Units [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of initial public offering units | Integer	269,000
Sale of unit price per share | $ / shares	$ 10.00
Gross proceeds	$ 2,690,000
A I I A Sponsor Ltd [Member] | Sponsor Equity Interest [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Interest rate	49.90%